Impairment reviews - Summary of Goodwill allocated to each of the CGU's (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	€ 24,982	€ 25,023	€ 18,843
BetwayCGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		22,604	18,843
SpinCGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		€ 2,419	€ 0